Acquisitions - Additional Information (Details)		1 Months Ended		12 Months Ended
	Jul. 01, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) Segment Acquisition	Dec. 31, 2018 USD ($) Segment Acquisition	Jan. 31, 2015
Business Acquisition [Line Items]
Business acquisitions, net revenue of acquirees				¥ 14,148,551
Business acquisitions, net loss of acquirees				¥ 332,960
Number of reporting unit | Segment				1	1
2018 Acquisitions
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | Acquisition				4	4
Yancheng Zexin Hotel Management Co., Ltd.
Business Acquisition [Line Items]
Business acquisition, equity interest acquired	1.00%					50.00%
Business acquisition, cash consideration paid	¥ 80,000
Business acquisition, acquisition closing date	Jul. 01, 2018
Business acquisition, total equity interest acquired	51.00%
Business acquisition, fair value of previously held equity interest	¥ 3,333,000
Business acquisition, gain related to revaluation of previously held equity interest				¥ 1,344,212	$ 195,508
Business acquisition, gain, related to revaluation of previously held equity interest, recorded in consolidated statement of comprehensive income				Other income, net	Other income, net
Hotel Chain, Acquired in July 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired			100.00%
Business acquisition, cash consideration paid			¥ 10,000,000
Individual Hotel, Acquired in July 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired			70.00%
Business acquisition, cash consideration paid			¥ 13,000,000
Individual Hotel, Acquired in August 2018
Business Acquisition [Line Items]
Business acquisition, equity interest acquired		70.00%
Business acquisition, cash consideration paid		¥ 1,400,000